2 BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
BASIS OF PRESENTATION [Abstract]
Cost of Revenue	$ 9,966,490	$ 8,361,960	$ 1,900,000	$ 28,941,535	$ 18,897,059	$ 29,608,932	$ 13,391,504